CONTRIBUTED EQUITY - Narrative (Details) - Contributed Equity - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Number of shares outstanding	319,927,854	257,244,759	193,493,973	140,288,491
Minimum net present value requirement	$ 200,000,000
Class A Performance Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	0	19,800,000	19,800,000	19,800,000
Number of ordinary shares to be converted from each performance share (in shares)	1
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)	30
Class B Performance Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	19,800,000	19,800,000	19,800,000	19,800,000
Number of ordinary shares to be converted from each performance share (in shares)	1
Conversion of performance shares into ordinary shares by applicable expiry date (in shares)	30